Note 15 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
		2018
	2019	(note 27)

Balance, January 1	$343,361	$145,489
RNCI share of earnings	24,558	20,491
RNCI redemption increment	7,853	7,709
Distributions paid to RNCI	(29,662)	(16,396)
(Purchase of) / Sale to interests from RNCI, net	(14,011)	1,111
RNCI recognized on business acquisitions	27,051	184,957
Balance, December 31	$359,150	$343,361